Goodwill and Intangible Assets - Finite-lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 314.0	$ 247.7
Policies in force
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	256.2	256.2
Accumulated Amortization	173.9	137.3
Net Carrying Amount	82.3	118.9
Agency relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	159.2	159.2
Accumulated Amortization	54.0	42.6
Net Carrying Amount	105.2	116.6
Software rights
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79.1	79.1
Accumulated Amortization	50.7	40.1
Net Carrying Amount	28.4	39.0
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	34.8	34.8
Accumulated Amortization	34.8	27.1
Net Carrying Amount	0.0	7.7
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	529.3	529.3
Accumulated Amortization	313.4	247.1
Net Carrying Amount	$ 215.9	$ 282.2